SUMMARY OF TRANSACTIONS WITH RELATED PARTIES (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Management fee	$ 80	$ 153	$ 205	$ 226	[1]	$ 43	$ 273	$ 116

[1]	Includes $43 thousand related to 2020.